CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Millions	Total	Common stock:	Additional paid-in capital:	Accumulated losses:	Treasury stock:	Accumulated other comprehensive (loss) income:
Beginning balance at Dec. 31, 2012		$ 1.0	$ 715.9	$ (206.2)	$ (142.9)	$ (3.0)
Change in the number of shares of Class A common stock outstanding [Roll Forward]
Issuance of Class A common stock in connection with employee stock purchase plan		0.0	0.7
Net redemption of Class A common stock in connection with stock options and RSUs		0.0	(0.9)
Purchases of Class A common stock		0.0			(2.8)
Stock-based compensation			21.8
Tax effect from employee stock options and RSUs			0.3
Net loss				(30.2)
Other comprehensive (loss) income	$ 21.3					21.3
Ending balance at Dec. 31, 2013	375.0	1.0	737.8	(236.4)	(145.7)	18.3
Change in the number of shares of Class A common stock outstanding [Roll Forward]
Issuance of Class A common stock in connection with employee stock purchase plan		0.0	1.6
Net redemption of Class A common stock in connection with stock options and RSUs		0.0	(20.6)
Purchases of Class A common stock		0.0			(29.5)
Stock-based compensation			24.1
Tax effect from employee stock options and RSUs			0.3
Net loss				(234.3)
Other comprehensive (loss) income	(112.7)					(112.7)
Ending balance at Dec. 31, 2014	3.9	1.0	743.2	(470.7)	(175.2)	(94.4)
Change in the number of shares of Class A common stock outstanding [Roll Forward]
Issuance of Class A common stock in connection with employee stock purchase plan		0.0	1.6
Net redemption of Class A common stock in connection with stock options and RSUs		0.0	(2.5)
Purchases of Class A common stock		0.0			0.0
Stock-based compensation			25.4
Tax effect from employee stock options and RSUs			(1.8)
Net loss				(1,394.3)
Other comprehensive (loss) income	(127.8)					(127.8)
Ending balance at Dec. 31, 2015	$ (1,495.5)	$ 1.0	$ 765.9	$ (1,865.0)	$ (175.2)	$ (222.2)